Business combinations	12 Months Ended
Jun. 30, 2021
Business Combinations1 [Abstract]
Business combinations	Business combinations
Acquisition of Comtrade Digital Services
On 17 August 2020 (the “CDS Acquisition Date”), the Group entered into a Share Purchase Agreement (“the CDS Purchase Agreement”) pursuant to which the Group acquired all of the issued and outstanding equity of Comtrade CDS, digitalne storitve, d.o.o., a company registered in Slovenia, and Comtrade Digital Services d.o.o., a company registered in Serbia (together “CDS”). CDS is an award-winning innovative company. CDS enables companies across different industries (Logistics, Travel, Healthcare, Financial Services, FinTech, government and Energy) to innovate faster and reinvent their business models digitally, by using agile development methodologies, innovative technology (such as Blockchain, Artificial Intelligence, IoT) and business acumen. The company has a highly skilled workforce with approximately 460 technical staff and delivery centres located in Slovenia, Serbia and Bosnia.
The acquisition accounting of the CDS acquisition was considered final as at 30 June 2021.
The consideration includes elements of cash and deferred and contingent consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	48,639
Fair value of deferred consideration	5,003
Fair value of contingent consideration	186
Total consideration transferred	53,828
Under the CDS Purchase Agreement, the Group paid the former equity holders of CDS a cash purchase price of £48.6 million. In addition, the Group recognised a fair value of £5.0 million of deferred consideration attributed to a holdback amount payable within 24 months of the acquisition date and £0.2 million of contingent consideration. The contingent consideration was settled in full during fiscal year 2021.
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

£’000
Intangible assets - Client relationships	18,108
Intangible assets - other	54
Property, plant and equipment	461
Right of use asset	2,049
Deferred tax asset	76
Financial asset	201
Trade and other receivables	13,179
Corporation tax receivable	111
Cash and cash equivalents	1,603
Trade and other payables	(9,115)
Lease liabilities	(2,049)
Corporation tax payable	(62)
Deferred tax liability	(3,533)
Other liabilities	(34)
Fair value of identifiable net assets	21,049
Other than intangible assets, the fair value approximates the carrying value of the net assets acquired.
Intangible assets subject to valuation include client relationships. The multi period excess earnings method (“MEEM”) was applied to determine the fair value of the client relationship intangible asset. The fair value determined under this approach is a function of the following: (1) future revenues expected to be generated by these assets and the profitability of these assets; (2) identification of the contribution of other tangible and intangible assets to the cash flows of these assets to apply an appropriate capital charge against the cash flows; and (3) determination of the appropriate risk-adjusted discount rate to calculate the present value of the stream of anticipated cash flows. Management classified the customers into lower risk and higher risk buckets based on the exposure to different sectors and valued the buckets separately using different assumptions around attrition and discount rates. An estimate was made by the Group regarding the amount of future revenues that could be attributed to CDS’s clients that existed as of the acquisition date. This revenue projection was based on recurring revenue from existing customers prior to any customer attrition. As the estimate of fair value for the customer related asset is based on MEEM, consideration was given to contributions to earnings from “contributory assets” other than customer relationships, in order to isolate the cash flows attributable to the customer related asset inclusive of other assets.
The after-tax residual cash flows attributable to existing customers were adjusted for attrition and discounted to a present value.
Deferred tax
The deferred tax liability at acquisition on the client relationship was £3.4 million based on a book base of £18.1 million and a tax base of £nil at the date of acquisition.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	53,828
Fair value of identifiable net assets	(21,049)
Goodwill	32,779
The goodwill arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth, the revenue and cost synergies that are achievable by combining a company such as CDS with a typical market participant such as Endava and the growth opportunities that are available within the broader software engineering market. There is no goodwill amount that is expected to be deductible for tax purposes.
Revenue and Profit of CDS from the CDS Acquisition Date to 30 June 2021:

£’000
Revenue	27,227
Profit	2,128
Management’s estimate of Revenue and Profit of CDS for the reporting period ended 30 June 2021 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	30,852
Profit	2,507
Acquisition Related Costs:

£’000
Legal and professional fees	1,550
The acquisition related costs are expensed as incurred.

Acquisition of Pet Minuta d.o.o.
On 4 March 2021 (the “Five Acquisition Date”), the Group entered into a share purchase agreement (the “Five Purchase Agreement”) pursuant to which the Group acquired all of the issued and outstanding equity of Pet Minuta d.o.o. of Croatia and its U.S. subsidiary, Five Minutes Studio, Inc. (together “Five”). Five is a digital agency delivering a full spectrum of services, including product strategy, the design, build and delivery of digital experiences, and ongoing growth marketing using agile methodology combined with a scientific/metrics-
driven approach to product design. Five has a team of 157 operational employees based in Brooklyn, NY and Croatia. The majority of its people are based in delivery centers in Croatia’s four largest cities.
The acquisition accounting of Five was considered provisional as at 30 June 2021, pending final conclusion on the fair value of total consideration transferred, fair value of net assets acquired and resulting goodwill.
The consideration includes elements of cash, deferred and contingent consideration and equity consideration. The following table summarises the acquisition date fair values for each major class of consideration transferred:

£’000
Initial cash consideration	16,062
Fair value of equity consideration	4,478
Fair value of deferred consideration	2,653
Fair value of contingent consideration	1,725
Total consideration transferred	24,918
Under the Five Purchase Agreement the Group paid the former equity holders of Five a cash purchase price of £16.1 million. In addition, the Company issued 72,193 Class A ordinary shares in the form of ADSs to the sellers as part of the purchase price, with a fair value of £4.5 million. The Company also recognised a fair value of £2.7 million of deferred consideration attributed to a holdback amount payable within 24 months of the acquisition date and a fair value of £1.7 million of consideration contingent upon the fulfillment of certain earn-out conditions related to Revenue and EBITDA of Five during the earn-out period. Management estimated 100% payout of the contingent consideration in determining its fair value. Any subsequent revaluations to contingent consideration as a result of changes in such estimations are recognised in the consolidated income statement.
Under the Purchase Agreement, there are other amounts that are payable in future periods based on the continued service of certain employees of Five. £4.7 million worth of restricted share units under the 2018 Equity Incentive Plan were granted on completion of the acquisition, which vest over either a 4-year or 3-year period and are all subject to continued employment. A portion of the overall restricted share units is also subject to achievement of specific revenue and EBITDA goals over the earn-out period. As all restricted share units are based on continued service provided to the post-combination entity, they have been excluded from consideration and will instead be accounted for as ongoing remuneration under IFRS 2.
The Company's provisional allocation of the total purchase consideration amongst the net assets acquired is as follows:

£’000
Intangible assets - Client relationships	8,253
Property, plant and equipment	310
Financial assets	33
Right of use asset	915
Trade and other receivables	2,250
Cash and cash equivalents	1,423
Trade and other payables	(1,235)
Corporation tax payable	(318)
Lease liabilities	(915)
Deferred tax liability	(1,730)
Fair value of net assets acquired	8,986
Other than intangible assets, the fair value approximates the carrying value of the net assets acquired.
As the purchase price allocation was not finalised, management estimated the fair value of the client relationships by analysing the proportion of client relationship fair value in the enterprise value for comparable previously acquired companies. As Five’s business is similar to that of previously acquired entities, management benchmarked Five against such previously acquired entities for the determination of the fair value of the client relationships, and the average proportion in enterprise value was applied in estimating the fair value of the client relationships as part of the provisional acquisition accounting.
Deferred tax
The deferred tax liability at acquisition on the client relationship was estimated at £1.5 million based on a book base of £8.3 million and a tax base of £nil at the date of the acquisition. An additional deferred tax liability of £0.2 million was recognised on unremitted earnings as at the date of the acquisition.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	24,918
Fair value of net assets acquired	(8,986)
Goodwill	15,932
The provisional goodwill arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth and in the development of know-how, the revenue and cost synergies that are achievable and the growth opportunities that are available within the broader software engineering market. There is no provisional goodwill amount that is expected to be deductible for tax purposes.
Revenue and Profit of Five from the Five Acquisition Date to 30 June 2021:

£’000
Revenue	4,827
Profit	171
Management’s estimate of Revenue and Profit of Five for the reporting period ended 30 June 2021 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	13,419
Profit	1,910
Acquisition related costs:

£’000
Legal and professional fees	716
The acquisition related costs are expensed as incurred.

Acquisition of Levvel LLC
On 31 March 2021, the Group entered into a membership interest purchase agreement (the “Levvel Purchase Agreement”) pursuant to which the Group acquired all of the issued and outstanding equity of Levvel LLC
(“Levvel”). Levvel has a strong focus in the Payments and Financial Services, Logistics/Mobility and TMT verticals. Levvel delivers from the United States and Mexico and has 172 operational employees.
As per IFRS 3, the acquisition date was considered to be 1 April 2021 (the “Levvel Acquisition Date”) as the transaction closed at end of day on 31 March 2021 and the consideration transfer date was 1 April 2021.
The acquisition accounting of Levvel was considered provisional as at 30 June 2021, pending final conclusion on the fair value of total consideration transferred, fair value of net assets acquired and resulting goodwill.
The consideration includes elements of cash and deferred and contingent consideration. The following table summarises the acquisition date fair values for each major class of consideration transferred:

£’000
Initial cash consideration	39,364
Cash in Escrow	2,219
Fair value of deferred consideration	1,744
Fair value of contingent consideration	2,902
Total consideration transferred	46,229
Under the Levvel Purchase Agreement the Group paid the former equity holders of Levvel a cash purchase price of £39.4 million and placed £2.2 million in an Escrow account for the settlement of a U.S. Paycheck Protection Program (“PPP”) loan. In addition, the Company also recognised a fair value of £1.7 million of deferred consideration attributed to a holdback amount payable within 18 months of the acquisition date and a fair value of £2.9 million of consideration contingent upon the fulfillment of certain earn-out conditions related to revenue and EBITDA of Levvel during the earn-out period. Management estimated 100% payout of the contingent consideration in determining its fair value. Any subsequent revaluations to contingent consideration as a result of changes in such estimations are recognised in the consolidated income statement.
Under the Levvel Purchase Agreement, there are other amounts that are payable in future periods based on the continued service of certain employees of Levvel. £8.3 million worth of restricted share units under the 2018 Equity Incentive Plan were granted on completion of the acquisition, which vest over either a 4-year or 3-year period and are all subject to continued employment. A portion of the overall restricted share units is also subject to achievement of specific revenue and EBITDA goals over the earn-out period. As all restricted share units are based on continued service provided to the post-combination entity, they have been excluded from consideration and will instead be accounted for as ongoing remuneration under IFRS 2.
The Company's provisional allocation of the total purchase consideration amongst the net assets acquired is as follows:

£’000
Intangible assets - Client relationships	14,710
Intangible assets	157
Property, plant and equipment	798
Right of use asset	1,948
Trade and other receivables	5,928
Cash and cash equivalents	5,707
Trade and other payables	(5,093)
Lease liabilities	(2,983)
Fair value of net assets acquired	21,172
Other than intangible assets, the fair value approximates the carrying value of the net assets acquired.
As the purchase price allocation was not finalised, management estimated the fair value of the client relationships by analysing the proportion of client relationship fair value in the enterprise value for comparable previously acquired companies.. As Levvel’s business is similar to that of previously acquired entities, management benchmarked Levvel against such previously acquired entities for the determination of the fair value of the client relationships, and the average proportion in enterprise value was applied in estimating the fair value of the client relationships as part of the provisional acquisition accounting.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	46,229
Fair value of net assets acquired	(21,172)
Goodwill	25,057
The provisional goodwill arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth and in the development of know-how, the revenue and cost synergies that are achievable and the growth opportunities that are available within the broader software engineering market. The entire value of the provisional goodwill amount is expected to be deductible for tax purposes.
Revenue and Profit of Levvel from the Levvel Acquisition Date to 30 June 2021:

£’000
Revenue	11,639
Profit	1,192
Management’s estimate of Revenue and Profit of Levvel for the reporting period ended 30 June 2021 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	39,467
Profit	4,715
Acquisition related costs:

£’000
Legal and professional fees	1,074
The acquisition related costs are expensed as incurred.

Acquisition of Exozet GmbH
On 17 December 2019 (the “Exozet Acquisition Date”), the Group entered into a share purchase agreement (“the Exozet Purchase Agreement”) pursuant to which the Group acquired all of the issued and outstanding equity of
Exozet GmbH (“Exozet”). Exozet has a team of 156 employees based in Germany and Austria with end-to-end expertise from consulting to design, implementation and technical innovation.
The acquisition accounting of Exozet GmbH acquisition was considered provisional as at 30 June 2020, pending final conclusion on the opening working capital adjustment. This was concluded in the measurement period and the adjustments from provisional to final acquisition accounting are presented below.
The consideration includes elements of cash, contingent and deferred compensation and equity consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

	Provisional	Adjustments	Final
	£’000	£’000	£’000
Initial cash consideration	15,976	143	16,119
Fair value of deferred consideration	1,677	—	1,677
Fair value of equity consideration	847	—	847
Fair value of credit loss utilisation refund consideration	215	(33)	182
Total consideration transferred	18,715	110	18,825
Under the Exozet Purchase Agreement, the Group paid the former equity holders of Exozet a cash purchase price of £16.1 million. In addition, the Group recognised a fair value of £1.7 million of deferred consideration attributed to a holdback amount, payable within 12 months of the acquisition date. The Company issued 24,392 Class A ordinary shares in the form of ADSs to the sellers as part of the purchase price, with a fair value of £0.8 million. The credit loss refund consideration of £0.2 million represents amounts due to the former equity holders of Exozet if brought forward tax losses are successfully utilised. The adjustments from provisional to final acquisition accounting relate to the update in initial cash consideration paid as the working capital adjustment was concluded and the fair value of credit loss utlisation refund consideration adjusted to actual paid amount.
Under the Exozet Purchase Agreement, there are other amounts that are payable in future periods based on the continued service of certain employees of Exozet. £2.9 million worth of restricted share units under the 2018 Equity Incentive Plan were granted to the Sellers on completion of the acquisition, which vest over a 4-year period and are all subject to continued employment. A portion of the overall restricted share units is also subject to achievement of specific revenue and EBITDA goals over the earn-out period. As all restricted share units are based on continued service provided to the post-combination entity, they have been excluded from consideration and will instead be accounted for as ongoing remuneration under IFRS 2.
During fiscal year 2021, the refund consideration was settled in full and £1.5 million was settled from the deferred consideration payable. The remaining deferred consideration payable is due to be settled in fiscal year 2022.
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

Fair Value £’000
Intangible asset - Client relationships	6,955
Other intangible assets	1,030
Property, plant and equipment	128
Right-of-use asset	1,136
Deferred tax asset	604
Trade and other receivables	2,611
Cash and cash equivalents	801
Borrowings	(956)
Trade and other payables	(1,501)
Corporation tax payable	(310)
Lease liability	(1,136)
Deferred tax liability	(2,540)
Fair value of identifiable net assets	6,822
There were no measurement period adjustments on the fair value of the net assets acquired.
Other than intangible assets, the fair value approximates the carrying value of the net assets acquired.
Intangible assets subject to valuation include client relationships. Other intangible assets that exist include technology related intangibles (own work capitalised).
The multi-period excess earnings method (“MEEM”) was applied to determine the fair value of the client relationship intangible asset. The fair value determined under this approach is a function of the following: (1) future revenues expected to be generated by these assets and the profitability of these assets; (2) identification of the contribution of other tangible and intangible assets to the cash flows of these assets to apply an appropriate capital charge against the cash flows; and (3) determination of the appropriate risk-adjusted discount rate to calculate the present value of the stream of anticipated cash flows. An estimate was made by the Group regarding the amount of future revenues that could be attributed to Exozet’s clients that existed as of the acquisition date. This revenue projection was based on recurring revenue from existing customers prior to any customer attrition. As the estimate of fair value for the customer related asset is based on MEEM, consideration was given to contributions to earnings from “contributory assets” other than customer relationships, in order to isolate the cash flows attributable to the customer related asset inclusive of other assets. The after-tax residual cash flows attributable to existing customers were adjusted for attrition and discounted to a present value.
The technology related asset relates to internal hours for development of specific intellectual property. Such internal projects are approved by Management only if future benefits are specified and likely. Management concluded that the net book value at acquisition date represents a reasonable estimate of its fair value. The fair value of the assembled workforce acquired is included in the amount initially recorded as goodwill.
Deferred tax
The deferred tax liability at acquisition on the client relationship was £2.0 million based on a book base of £7.0 million and a tax base of £nil at the date of acquisition.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

	Provisional	Adjustments	Final
	£’000	£’000	£’000
Consideration transferred	18,715	110	18,825
Fair value of identifiable net assets	(6,822)	—	(6,822)
Goodwill	11,893	110	12,003
The goodwill arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth and in the development of new IP and know-how, the revenue and cost synergies that are achievable and the growth opportunities that are available within the broader digital agency market. There is no goodwill amount that is expected to be deductible for tax purposes.
Revenue and Loss of Exozet from the Exozet Acquisition Date to 30 June 2020:

£’000
Revenue	8,054
Loss	100
Management’s estimate of Revenue and Profit of Exozet for the reporting period ended 30 June 2020 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	15,623
Profit	501
Acquisition Related Costs

£’000
Legal and professional fees	620
The acquisition related costs are expensed as incurred.

Acquisition of Intuitus Limited
On 1 November 2019 (the “Intuitus Acquisition Date”), the Group entered into a share purchase agreement (the “Intuitus Purchase Agreement”) pursuant to which the Group acquired all of the issued and outstanding equity of Intuitus Limited (“Intuitus”), obtaining control. Intuitus is a leading independent provider of technology and digital due diligence, and other technology advisory services to Private Equity clients. In connection with its acquisition of
Intuitus, the Group acquired over 100 active clients, most of which are Private Equity firms based in the United Kingdom and Continental Europe, as well as in the United States and Middle East.
The acquisition accounting of the Intuitus acquisition was considered final as at 30 June 2020.
The consideration includes elements of cash, deferred compensation and equity consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	9,024
Fair value of deferred consideration	1,889
Fair value of equity consideration	3,110
Total consideration transferred	14,023
Under the Intuitus Purchase Agreement, the Group paid the former equity holders of Intuitus a cash purchase price of £9.0 million. In addition, the Group recognised a fair value of £1.9 million of deferred consideration attributed to a holdback amount, payable within 18 months of the acquisition date. The Company also issued 98,147 Class A ordinary shares in the form of ADSs to the sellers as part of the purchase price, with a fair value of £3.1 million.
During fiscal year 2021, the deferred consideration in amount of £2.0 million was settled in full.
Under the Intuitus Purchase Agreement, there are other amounts that are payable in future periods based on the continued service of certain employees of Intuitus £2.5 million worth of restricted share units under the 2018 Equity Incentive Plan were granted to the Sellers on completion of the acquisition, which vest over a 4-year period and are all subject to continued employment. A portion of the overall restricted share units is also subject to achievement of specific revenue and profit margin goals over the earn-out period. As all restricted share units are based on continued service provided to the post-combination entity, they have been excluded from consideration and will instead be accounted for as ongoing remuneration under IFRS 2.
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

Fair Value £’000
Intangible asset - Client relationships	2,547
Intangible asset - Trade name	272
Intangible asset - Supplier relationships	120
Other intangible assets	9
Property, plant and equipment	82
Right-of-use asset	548
Deferred tax asset	225
Trade and other receivables	2,054
Cash and cash equivalents	2,488
Corporation tax receivable	247
Trade and other payables	(2,041)
Lease liability	(539)
Deferred tax liability	(558)
Fair value of identifiable net assets	5,454
Other than intangible assets, the fair value approximates the carrying value of the net assets acquired.
Intangible assets subject to valuation include: Intuitus trade name, network of contractors (supplier relationship), client relationships and workforce. Other intangibles considered but not valued included: software, favourable and unfavourable agreements and non-compete agreements. The income approach (relief from royalty) was used to value Intuitus trade name, the income approach (excess earnings) for client relationships and the cost approach for network of contractors and workforce.
The relief from royalty method assumes that the value of an intangible asset is equal to the present value of the amount the business would be prepared to pay to lease or rent that asset under a contract if it did not own the asset. The value of an intangible asset under this method is calculated as the difference between the business value estimated under two sets of cash flow projections: a) the value of the business with all assets in place at the valuation date, and b) the value of the business with all assets in place but the subject asset at the valuation date.
The MEEM was applied to determine the fair value of the client relationship intangible asset. The fair value determined under this approach is a function of the following: (1) future revenues expected to be generated by these assets and the profitability of these assets; (2) identification of the contribution of other tangible and intangible assets to the cash flows of these assets to apply an appropriate capital charge against the cash flows; and (3) determination of the appropriate risk-adjusted discount rate to calculate the present value of the stream of anticipated cash flows. An estimate was made by the Group regarding the amount of future revenues that could be attributed to Intuitus’ clients that existed as of the acquisition date. This revenue projection was based on recurring revenue from existing customers prior to any customer attrition. As the estimate of fair value for the customer related asset is based on MEEM, consideration was given to contributions to earnings from “contributory assets” other than customer relationships, in order to isolate the cash flows attributable to the customer related asset inclusive of other assets. The after-tax residual cash flows attributable to existing customers were adjusted for attrition and discounted to a present value.
The cost approach is based on the current cost to recreate or duplicate the asset less an appropriate allowance for a decrease in value due to the passage of time or obsolescence. Incorporated in the cost approach is the economic principle of substitution, which states that an informed purchaser would pay no more for an asset than the cost of purchasing or producing a substitute asset with the same utility as the appraised asset.
The fair value of the assembled workforce acquired is included in the amount initially recorded as goodwill.
Deferred tax
The deferred tax liability at acquisition on the client relationship and other intangibles (trade name and supplier relationship) was £0.6 million based on a book base of £2.9 million and a tax base of £0 at the date of acquisition.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	14,023
Fair value of identifiable net assets	(5,454)
Goodwill	8,569
The goodwill arising from the acquisition represents the assembled workforce and expected synergies from combining Intuitus operations into the Group’s existing operations. The acquisition enhanced the Company’s capability and accelerated its market penetration within the private equity sector. There is no goodwill amount that is expected to be deductible for tax purposes.
Revenue and Loss of Intuitus from Intuitus Acquisition Date to 30 June 2020

£’000
Revenue	3,368
Loss	267
Management’s estimate of Revenue and Loss of Intuitus for the reporting period ended 30 June 2020 (had the acquisition occurred at the beginning of the reporting period)

£’000
Revenue	5,222
Loss	465
Acquisition Related Costs

£’000
Legal and professional fees	208
Stamp duty	70
Total	278
The acquisition related costs are expensed as incurred.